CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND DUE FROM BANKS [Abstract]
Composition of Cash and due from Banks
a)	The composition of the item is presented below:

	2023	2022
	S/(000)	S/(000)

Cash and clearing (b)	5,227,446	5,410,294
Deposits with Central Reserve Bank of Peru (BCRP) (b)	23,673,777	24,160,723
Deposits with Central Reserve Bank of Bolivia and bank Republic of Colombia (b)	1,397,469	634,684
Deposits with foreign banks (c)	2,951,396	2,582,838
Deposits with local banks (c)	600,180	1,009,997
Interbank funds	–	269,314
Accrued interest	70,346	53,112
Total cash and cash equivalents	33,920,614	34,120,962
Restricted funds	10,334	62,878
Total cash	33,930,948	34,183,840

Cash, Clearing and Deposits with Central Banks and Bank of Republic	The composition of these funds is as follows:

	2023	2022
	S/(000)	S/(000)

Legal cash requirements (i)
Deposits with Central Reserve Bank of Peru	21,182,492	21,103,687
Deposits with Central Reserve Bank of Bolivia	1,352,378	628,399
Deposits with Republic Bank of Colombia	45,091	6,285
Cash in vaults of Bank	4,490,602	4,714,275
Total legal cash requirements	27,070,563	26,452,646

Additional funds
Overnight deposits with Central Reserve Bank of Peru (ii)	1,546,478	2,013,703
Term deposits with Central Reserve Bank of Peru (iii)	-	545,000
Cash in vaults of Bank and others	736,844	696,019
Other Deposits BCRP	944,807	498,333
Total additional funds	3,228,129	3,753,055
Total	30,298,692	30,205,701

(i)
As of December 31, 2023 cash and deposits that generate interest subject to legal cash requirements in local and foreign currency are subject to an implicit rate of 6.01 percent and 34.87 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP; as of December 31, 2022, 6.01 percent and 34.55 percent, respectively.

As of December 31, 2023, part of the additional reserve funds in dollars at a variable rate amounting to US$150.0 million, equivalent to S/556.4 million, have cash flow coverage through interest rate swaps (IRS), through which said funds are converted into dollars at a fixed rate, see note 12(c).

The reserve funds, which represent the minimum mandatory, do not earn interest; however, the mandatory reserve deposited in BCRP in excess of minimum mandatory, earns interests at a nominal rate established by BCRP.

In Management’s opinion, the Group has complied with the calculation legal cash requirements established by current regulations.
(ii)
As of December 31, 2023, the Group maintains four “overnight” deposits with the BCRP, of which one is denominated in soles in amount of S/1,160.0 million and two are denominated in U.S. Dollar in amount of US$104.2 million, equivalent to S/386.5 million. At said date, the deposit in soles and deposits in U.S. Dollar accrue interest at annual rates of 4.00 percent and 5.34 percent, respectively, and have maturities at 5 days.

As of December 31, 2022, the Group maintained three “overnight” deposits with the BCRP, which one were denominated in soles in amount of S/35.0 million and two in US Dollar in amount of US$518.8 million, equivalent to S/1,978.7 million. At said date, deposits in soles and deposits in U.S. Dollar accrued interest at annual rates of 5.25 percent and 4.39,  respectively, and had maturities at 4 days.

(iii)
As of December 31, 2023, the Group no maintains term deposits with the BCRP. As of December 31, 2022, the group held four term deposits denominated in soles, accruing interest at an annual rate between 7.30 percent and 7.49 percent and expired on January 3, 2023.